RELATED PARTY TRANSACTIONS AND BALANCES (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	$ 723	$ 956	$ 860
Oniva International Services Corp. [Member]
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions	0	212
Salaries, benefits, and consulting fees	665	594	450
ICC [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	226	232	231
JYAI [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	33	66	80
WWD [Member]
Disclosure of transactions between related parties [line items]
Salaries, benefits, and consulting fees	$ 0	$ 12	$ 23